Financial Instruments and Financial Risk Management - Summary of Provisionally Valued Outstanding Receivable And Payable Positions (Detail) lb in Millions	12 Months Ended
	Dec. 31, 2021 USD_per_Pound USD_per_LB lb	Dec. 31, 2020 USD_per_Pound USD_per_LB lb
Zinc
Disclosure of fair value of settlement receivables and payables [line items]
US$/lb. | USD_per_LB	1.62	1.24
Receivable positions | Copper
Disclosure of fair value of settlement receivables and payables [line items]
Pounds | lb	156	132
US$/lb. | USD_per_Pound	4.42	3.52
Receivable positions | Zinc
Disclosure of fair value of settlement receivables and payables [line items]
Pounds | lb	175	142
US$/lb. | USD_per_Pound	1.62	1.24
Receivable positions | Lead
Disclosure of fair value of settlement receivables and payables [line items]
Pounds | lb	53	42
US$/lb. | USD_per_Pound	1.06	0.90
Payable positions | Zinc
Disclosure of fair value of settlement receivables and payables [line items]
Pounds | lb	63	112
US$/lb. | USD_per_Pound	1.62	1.24
Payable positions | Lead
Disclosure of fair value of settlement receivables and payables [line items]
Pounds | lb	10	19
US$/lb. | USD_per_Pound	1.06	0.90